Investment in joint ventures and associates_Investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Kumho Tire Co Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		14.20%	14.20%
Financial statements as of June 30 2018		Mar. 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[3],[4]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. , Chin Hung International Inc. .	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. , Chin Hung International Inc. .
Fair value of investments in associates for which there are quoted market prices	[4]	₩ 6,310	₩ 4,425
Woori Service Networks Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Freight & staffing services	Freight & staffing services
Proportion of ownership interest in associates and joint ventures		4.90%	4.90%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[5]	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.
Korea Credit Bureau Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Credit information	Credit information
Proportion of ownership interest in associates and joint ventures		9.90%	9.90%
Financial statements as of June 30 2018		Jun. 30, 2018
Description of nature of entitys relationship with associate	[6]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Korea Finance Security Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Security service	Security service
Proportion of ownership interest in associates and joint ventures		15.00%	15.00%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[5]	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.
Chin Hung International Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		25.30%	25.30%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[4]	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. , Chin Hung International Inc. .	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. , Chin Hung International Inc. .
Fair value of investments in associates for which there are quoted market prices	[4]	₩ 1,935	₩ 1,915
Poonglim Industrial Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures			29.40%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[7]	The Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates for the six months ended June 30, 2018.
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
STX Engine Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures			29.20%
Description of nature of entitys relationship with associate	[9]	The entity was sold after it was transferred to assets held for sale for the year ended June 30, 2018.
STX Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale of non-specialized goods	Wholesale of non-specialized goods
Proportion of ownership interest in associates and joint ventures		19.70%	19.70%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[3]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. The shares of STX Corporation owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with AFC Korea Co., Ltd. during the previous year to sell STX Corporation shares. [4]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates.
Saman Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		General construction Technology service	General construction Technology service
Proportion of ownership interest in associates and joint ventures		9.20%	9.20%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[6]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Dongwoo C and C Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		23.20%	23.20%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
SJCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Aggregate transportation and wholesale	Aggregate transportation and wholesale
Proportion of ownership interest in associates and joint ventures		26.50%	26.50%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
G2 Collection Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		28.90%	28.90%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
The Base Enterprise Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		48.40%	48.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Kyesan engineering Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		23.20%	23.20%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Good software lab Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Service	Service
Proportion of ownership interest in associates and joint ventures		28.90%	28.90%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Wongwang Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and real estate	Wholesale and real estate
Proportion of ownership interest in associates and joint ventures		29.00%	29.00%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Sejin construction Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		29.60%	29.60%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
QTS shipping Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Composite transportation Arrangement	Composite transportation Arrangement
Proportion of ownership interest in associates and joint ventures		49.40%	49.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
DAEA SNC Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		24.00%	24.00%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
ARES TECH Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Electronic component manufacturing	Electronic component manufacturing
Proportion of ownership interest in associates and joint ventures		23.40%	23.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Reading Doctors Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other service business	Other service business
Proportion of ownership interest in associates and joint ventures		35.40%	35.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
PREXCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		28.10%	28.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Hyunwoo International Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		25.90%	25.90%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Jiwon Plating Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Plating	Plating
Proportion of ownership interest in associates and joint ventures		20.50%	20.50%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Cultizm Korea LTD Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		31.30%	31.30%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Gil Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		26.10%	26.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Nk Eng Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		23.10%	23.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Youngdong Sea Food Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Processed sea food manufacturing	Processed sea food manufacturing
Proportion of ownership interest in associates and joint ventures		24.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[10]		As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017. As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		23.10%	23.10%
Financial statements as of June 30 2018		Jun. 30, 2018
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		20.00%	20.00%
Financial statements as of June 30 2018		Jun. 30, 2018
K BANK Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance	Finance
Proportion of ownership interest in associates and joint ventures		13.00%	13.00%
Financial statements as of June 30 2018		May 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[6]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		20.00%	20.00%
Financial statements as of June 30 2018		Jun. 30, 2018
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		25.00%	25.00%
Financial statements as of June 30 2018		Jun. 30, 2018
Well to Sea No.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance	Finance
Proportion of ownership interest in associates and joint ventures		50.00%	50.00%
Financial statements as of June 30 2018		Mar. 31, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[11]	The Bank has entered into a contract whereas the Bank (or a third party designated by the Bank) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Bank, when the Fund disposes them.	The Bank has entered into a contract whereas the Bank (or a third party designated by the Bank) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Bank, when the Fund disposes them.
Partner one Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		23.30%
Financial statements as of June 30 2018		Jun. 30, 2018
Description of nature of entitys relationship with associate	[12]	Due to capital contribution by the Group for the six months ended June 30, 2018, the entities has been included in the investment in associates.
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other Finance business	Other Finance business
Proportion of ownership interest in associates and joint ventures		20.00%
Financial statements as of June 30 2018		Jun. 30, 2018
Description of nature of entitys relationship with associate	[12]	Due to capital contribution by the Group for the six months ended June 30, 2018, the entities has been included in the investment in associates.
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business	Other financial business
Proportion of ownership interest in associates and joint ventures		21.90%	25.00%
Financial statements as of June 30 2018		Jun. 30, 2018

[1]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
[3]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates.
[4]	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: KRW 6,310, previous year: KRW 4,425), Chin Hung International Inc. (current period: KRW 1,935, previous year: KRW 1,915).
[5]	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.
[6]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
[7]	The Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates for the six months ended June 30, 2018.
[8]	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
[9]	The entity was sold after it was transferred to assets held for sale for the year ended June 30, 2018.
[10]	As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.
[11]	The Bank has entered into a contract whereas the Bank (or a third party designated by the Bank) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Bank, when the Fund disposes them.
[12]	Due to capital contribution by the Group for the six months ended June 30, 2018, the entities has been included in the investment in associates.